Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income	$ 237.9	$ 85.7	$ 31.0
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share based compensation	14.9	6.6	11.4
Depreciation and amortization	84.9	66.4	41.6
Amortization of debt discount	31.9	47.5	55.5
Deferred taxes	(40.4)	(6.0)	(20.2)
Loss on disposal of property, plant and equipment	1.1		1.0
Provision for doubtful accounts	18.5	(0.1)	15.8
Provision for inventories	28.9	59.1	50.0
Provision for purchase commitments	(9.8)	3.1	7.0
Impairment provision for long-term investments			73.8
Impairment of long-lived assets	63.0
Gain on convertible notes repurchase		(9.5)	(23.8)
Amortization of long-term prepayments	13.3	13.3	7.6
Equity in net earnings (loss) of affiliates	(250.8)	3.3	(0.3)
Loss (gain) on short-term investments	(0.8)	(0.8)	5.7
Loss on financial derivatives, net	49.8	8.0	9.3
Loss on long-term securities			0.3
Imputed interest income for loan to suppliers and long-term prepayment to suppliers deemed to be financial assets	(1.2)	(1.2)	(17.0)
Amortization of imputed interest income	3.2	3.6	2.4
Changes in operating assets and liabilities:
Inventories	(274.8)	(104.4)	(94.0)
Accounts receivable	(137.4)	(171.6)	26.6
Other receivables	0.7	3.9	(27.0)
Amounts due from related parties	94.6	77.1	(353.1)
Advances to suppliers	(32.5)	(6.6)	4.7
Value-added tax recoverable	(48.4)	34.5	(2.9)
Other current assets	(27.6)	(0.9)	(5.2)
Interest free loans to suppliers		16.7	20.9
Long-term prepayments	(33.6)	19.0	(103.8)
Other non-current assets	(6.0)	(6.3)
Accounts payable	178.3	146.3	53.3
Other payables	16.0	0.2	30.2
Advances from customers	23.0	5.4	(1.4)
Accrued payroll and welfare	19.1	4.7	0.8
Income tax payable	47.1	(8.5)	5.4
Amounts due to related parties	(124.8)	(10.9)	0.6
Accrued warranty costs	25.8	13.7	18.3
Other long-term liabilities	6.1	1.6	4.2
Net cash (used in) provided by operating activities	(30.0)	292.9	(171.3)
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(5.0)	(5.4)	(57.4)
Purchases of property, plant and equipment	(276.0)	(141.4)	(333.8)
Purchases of intangible assets	(0.2)	(1.2)	(3.7)
Proceeds from sales of property, plant and equipment	2.9	1.5	0.4
Net proceeds from redemption of investment securities	201.6		45.6
Net proceeds from sales of long-term investment	22.7
Purchase of investment securities		(200.0)	(20.2)
Government grants	8.1	6.1	2.6
Net proceeds from redemption of financial derivatives	(39.3)	(15.5)	(0.6)
Purchase of long term equity investment	(144.7)	(31.5)	(297.3)
Purchase of investment deposits		(0.5)	(1.5)
Decrease (increase) in restricted cash	(8.7)	(54.0)	24.1
Net cash used in investing activities	(238.6)	(441.9)	(641.8)
Financing activities:
Proceeds from exercise of stock options	0.8	1.4	3.4
Gross proceeds from issuance of ordinary shares from secondary offering		287.5
Offering expense incurred		(10.4)
Proceeds from short-term bank borrowings	2,521.0	706.3	862.8
Repayment of short-term bank borrowings	(2,087.3)	(524.8)	(557.0)
Proceeds from long-term bank borrowings	271.7	135.3	2.9
Repayment of long-term bank borrowings	(235.7)	(22.7)	(10.8)
Proceeds from issuance of convertible notes		50.0	575.0
Payment of convertible notes issuance expenses		(0.9)	(14.9)
Payment of convertible notes repurchase		(159.6)	(61.0)
Payment of convertible notes redemption	(221.2)
Contribution from minority shareholder of a subsidiary	1.9		1.8
Proceeds from sales and lease back transaction	70.7	21.0
Payments under financial leases	(18.9)	(3.7)	(7.0)
Net cash provided by financing activities	303.0	479.4	795.2
Effect of exchange rate changes	4.9	(5.0)	4.7
Net (decrease) increase in cash and cash equivalents	39.3	325.4	(13.2)
Cash and cash equivalents at the beginning of the year	833.2	507.8	521.0
Cash and cash equivalents at the end of the year	872.5	833.2	507.8
Supplemental disclosure of cash flow information:
Interest paid	98.9	122.3	55.7
Income taxes paid	17.1	17.1	16.2
Supplemental schedule of non-cash investing activities:
Liabilities for purchases of property, plant and equipment	96.3	70.2	82.6
Other assumed liabilities related to acquisition of a subsidiary included in other liabilities		$ 9.0